Group Cash Flow Statement (Unaudited) (Parenthetical) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Statement Of Cash Flows [Abstract]
Net cash outflows relating to adjusting items	£ 246	£ 229	£ 601